CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2025
CONCENTRATION OF RISKS
Schedule of concentration of credit risk

Concentration of customers

For the years ended December 31, 2023, 2024 and 2025, the customers accounted for 10% or more of the Group’s revenues generated from continuing operations were as follows:

	For the years ended December 31,
	2023		2024		2025
A	14.4%		*	%	* %
B	11.5%		13.1%		16.3%
C	*	%	16.2%		* %
D	*	%	*	%	16.6%
E	*	%	*	%	22.8%

As of December 31, 2024 and 2025, the customers accounted for 10% or more of the Group’s accounts receivable generated from continuing operations were as follows:

	As of		As of
	December 31,		December 31,
	2024		2025
A	29.4%		* %
B	*	%	11.8%
C	19.3%		15.2%
D	28.9%		* %
E	*	%	10.1%
F	*	%	57.4%

Concentration of suppliers

For the years ended December 31, 2023, 2024 and 2025, the suppliers accounted for 10% or more of the Group’s costs generated from continuing operations were as follows:

	For the years ended December 31,
	2023	2024	2025
A	54.0%	48.0%	56.9%

As of December 31, 2024 and 2025, the suppliers accounted for 10% or more of the Group’s accounts payable generated from continuing operations were as follows:

	As of		As of
	December 31,		December 31,
	2024		2025
A	100.0%		*	%
B	*	%	100.0%

*Less than 10%